Annual Fund Operating Expenses - iShares High Yield Bond Factor ETF - iShares High Yield Bond Factor ETF	Jun. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	The amount rounded to 0.00%.